Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Other Related Party Transactions [Line Items]
Advertisement revenue	$ 4,802	$ 5,834	$ 2,951
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Game sharing costs paid and payable to Zhuhai Qianyou	$ 127	$ 402	1,760
Hao Cheng [Member]
Schedule of Other Related Party Transactions [Line Items]
Advance to related party			$ 85
Repayment from related party		$ 85
Beijing Millet Technology Co., LTD [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party	$ 344	303
Advertisement revenue		871
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Advance to related party		10
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Advance to related party		7
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	$ 54	1,125
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	$ 146	$ 3,012